Vessels, net - Consolidated Statement of Financial Position (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 87,320
Additions/ (Dry Docking Component)	2,174	$ 1,221
Depreciation expense	(5,744)	(5,693)
Balance	83,750	87,320
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	87,320	91,792	$ 110,075
Additions/ (Dry Docking Component)	2,174	1,221	478
Sale of subsidiary			(12,771)
Depreciation expense	(5,744)	(5,693)	(5,990)
Balance	83,750	87,320	91,792
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	179,401	179,156	198,803
Additions/ (Dry Docking Component)	26	245
Sale of subsidiary			(19,647)
Balance	179,427	179,401	179,156
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(92,702)	(87,871)	(90,086)
Sale of subsidiary			7,200
Depreciation expense	(4,578)	(4,831)	(4,985)
Balance	(97,280)	(92,702)	(87,871)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,830	3,854	3,976
Additions/ (Dry Docking Component)	2,148	976	478
Sale of subsidiary			(600)
Balance	6,978	4,830	3,854
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,209)	(3,347)	(2,618)
Sale of subsidiary			276
Depreciation expense	(1,166)	(862)	(1,005)
Balance	$ (5,375)	$ (4,209)	$ (3,347)